JPMMT2026-ABS-15G

Exhibit 99.32

Seller Loan ID	JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
(redacted)	305179727	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Review Value matches to the approved value. Tape Value source unknown.
(redacted)	305190450	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Review Value matches to the approved value. Source of Tape Value is unknown.